Shareholder Report, Average Annual Return (Details) 198105_Roundhill Ball Metaverse ETF_TF_TSR Annual {TF}	12 Months Ended	54 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill Ball Metaverse ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Roundhill Ball Metaverse ETF NAV
Average Annual Return, Percent	30.69%	5.16%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	22.52%	9.25%